CONCENTRATIONS AND RISKS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Convertible Debt	$ 160,000		$ 325,000	$ 1,465,250
Debt Instrument, Interest Rate, Stated Percentage	100.00%
Discounts and debt issuance cost	$ 7,500		$ 16,000
Reimbursement on goods and service tax receivable percentage	100.00%		100.00%	100.00%
Lender One [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Convertible Debt			$ 125,000	$ 285,000
Debt Instrument, Interest Rate, Stated Percentage			39.00%	19.00%
Lender Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Convertible Debt			$ 200,000	$ 505,000
Debt Instrument, Interest Rate, Stated Percentage			61.00%	34.00%
Lender Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Convertible Debt				$ 227,000
Debt Instrument, Interest Rate, Stated Percentage				15.00%